Note 7 - Restructuring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Severance cost		$ 3,586		$ 2,707
Office restructuring cost		231		306
Legal fees related to restructuring		94		227
Total		$ 3,911		$ 3,240